Variable Interest Entities (Tables)	12 Months Ended
Mar. 31, 2026
Variable Interest Entities [Abstract]
Assets and Liabilities of Variable Interest Entities
The following tables present the assets and liabilities of consolidated VIEs recorded on the accompanying consolidated balance sheets at March 31, 2025 and 2026:

Consolidated VIEs	Consolidated assets
At March 31, 2025:	Total	Cash and due from banks	Interest-earning deposits in other banks	Trading account assets	Investment securities	Loans	All other assets
	(in millions)
Asset-backed conduits	¥7,814,826	¥57,908	¥11,001	¥87,129	¥1,094,698	¥6,531,210	¥32,880
Investment funds	2,255,725	8,623	48,396	420,259	90,580	—	1,687,867
Special purpose entities created for structured financing	313,346	—	14,509	—	—	158,337	140,500
Repackaged instruments	377,261	5,500	—	203,970	142,283	15,000	10,508
Securitization of the MUFG Group’s assets	10,113,082	—	174	—	—	10,100,566	12,342
Trust arrangements	3,618,564	—	—	740,514	1,661,663	1,216,343	44
Other	237,291	1,897	6,050	8,024	38,657	3,997	178,666
Total consolidated assets before elimination	24,730,095	73,928	80,130	1,459,896	3,027,881	18,025,453	2,062,807
The amounts eliminated in consolidation	(2,241,877)	(65,287)	(57,994)	(80,669)	(549,600)	(1,316,204)	(172,123)
Total consolidated assets	¥22,488,218	¥8,641	¥22,136	¥1,379,227	¥2,478,281	¥16,709,249	¥1,890,684

	Consolidated liabilities
	Total	Deposits	Other short-term borrowings	Long-term debt	All other liabilities
	(in millions)
Asset-backed conduits	¥7,756,296	¥—	¥5,928,518	¥1,453,912	¥373,866
Investment funds	1,581,746	—	1,533,915	9,148	38,683
Special purpose entities created for structured financing	170,180	—	—	131,594	38,586
Repackaged instruments	340,464	—	—	222,733	117,731
Securitization of the MUFG Group’s assets	10,123,630	—	—	10,120,219	3,411
Trust arrangements	3,618,686	1,715,116	1,054,466	—	849,104
Other	288,690	—	650	244,285	43,755
Total consolidated liabilities before elimination	23,879,692	1,715,116	8,517,549	12,181,891	1,465,136
The amounts eliminated in consolidation	(16,567,315)	(651)	(4,084,517)	(11,771,730)	(710,417)
The amount of liabilities with recourse to the general credit of the MUFG Group	(6,723,403)	(1,714,465)	(4,391,003)	(39,244)	(578,691)
Liabilities of consolidated VIEs for which creditors or beneficial interest holders do not have recourse to the general credit of the MUFG Group	¥588,974	¥—	¥42,029	¥370,917	¥176,028

Consolidated VIEs	Consolidated assets
At March 31, 2026:	Total	Cash and due from banks	Interest-earning deposits in other banks	Trading account assets	Investment securities	Loans	All other assets
	(in millions)
Asset-backed conduits	¥8,922,649	¥53,316	¥75,805	¥117,138	¥1,177,647	¥7,407,690	¥91,053
Investment funds	2,594,045	13,852	126,008	486,434	155,850	8,596	1,803,305
Special purpose entities created for structured financing	455,483	—	36,871	—	—	154,176	264,436
Repackaged instruments	624,213	10,610	—	407,037	186,498	15,000	5,068
Securitization of the MUFG Group’s assets	10,426,490	—	5,214	—	—	10,408,497	12,779
Trust arrangements	3,470,784	—	—	841,838	1,492,127	1,135,013	1,806
Other	244,306	759	6,179	10,025	38,847	3,285	185,211
Total consolidated assets before elimination	26,737,970	78,537	250,077	1,862,472	3,050,969	19,132,257	2,363,658
The amounts eliminated in consolidation	(2,656,206)	(64,624)	(146,357)	(364,140)	(480,000)	(1,379,136)	(221,949)
Total consolidated assets	¥24,081,764	¥13,913	¥103,720	¥1,498,332	¥2,570,969	¥17,753,121	¥2,141,709

	Consolidated liabilities
	Total	Deposits	Other short-term borrowings	Long-term debt	All other liabilities
	(in millions)
Asset-backed conduits	¥8,817,422	¥—	¥6,938,430	¥1,451,724	¥427,268
Investment funds	1,689,048	—	1,672,537	10,409	6,102
Special purpose entities created for structured financing	252,679	—	2,942	161,464	88,273
Repackaged instruments	549,130	—	—	259,523	289,607
Securitization of the MUFG Group’s assets	10,436,676	—	65,272	10,366,557	4,847
Trust arrangements	3,469,081	1,599,365	954,117	—	915,599
Other	303,931	—	427	263,121	40,383
Total consolidated liabilities before elimination	25,517,967	1,599,365	9,633,725	12,512,798	1,772,079
The amounts eliminated in consolidation	(17,735,513)	(274)	(4,862,028)	(12,040,212)	(832,999)
The amount of liabilities with recourse to the general credit of the MUFG Group	(7,148,540)	(1,599,091)	(4,720,173)	(77,575)	(751,701)
Liabilities of consolidated VIEs for which creditors or beneficial interest holders do not have recourse to the general credit of the MUFG Group	¥633,914	¥—	¥51,524	¥395,011	¥187,379
The following tables present the total assets of non-consolidated VIEs, the maximum exposure to loss resulting from the MUFG Group’s involvement with non-consolidated VIEs and the assets and liabilities which relate to the MUFG’s variable interests in non-consolidated VIEs at March 31, 2025 and 2026:

Non-consolidated VIEs			On-balance sheet assets					On-balance sheet liabilities
At March 31, 2025:	Total assets	Maximum exposure	Total	Trading account assets	Investment securities	Loans	All other assets	Total	All other liabilities
	(in millions)
Asset-backed conduits	¥31,849,272	¥9,236,883	¥7,249,130	¥27,429	¥2,221,035	¥5,000,666	¥—	¥1,118	¥1,118
Investment funds	219,612,579	7,752,891	4,707,766	189,956	184,096	4,099,421	234,293	11,684	11,684
Special purpose entities created for structured financing	78,811,641	8,945,829	6,134,534	111,542	78,102	5,926,307	18,583	235,770	235,770
Repackaged instruments	8,162,093	4,431,963	4,282,437	2,120,466	1,439,837	559,491	162,643	—	—
Other	128,487,667	4,400,339	3,094,247	302,927	59,766	2,618,862	112,692	11,609	11,609
Total	¥466,923,252	¥34,767,905	¥25,468,114	¥2,752,320	¥3,982,836	¥18,204,747	¥528,211	¥260,181	¥260,181

Non-consolidated VIEs			On-balance sheet assets					On-balance sheet liabilities
At March 31, 2026:	Total assets	Maximum exposure	Total	Trading account assets	Investment securities	Loans	All other assets	Total	All other liabilities
	(in millions)
Asset-backed conduits	¥34,688,573	¥9,656,449	¥8,072,236	¥71,011	¥2,149,099	¥5,852,126	¥—	¥941	¥941
Investment funds	312,054,610	12,881,258	8,626,932	254,174	380,439	7,824,583	167,736	20,056	20,056
Special purpose entities created for structured financing	101,692,424	12,595,698	8,206,530	83,649	85,771	8,000,862	36,248	307,841	307,841
Repackaged instruments	10,564,253	5,348,759	5,216,341	2,578,422	1,972,939	664,980	—	42	42
Other	112,998,738	4,402,204	3,081,121	168,724	64,693	2,724,187	123,517	11,396	11,396
Total	¥571,998,598	¥44,884,368	¥33,203,160	¥3,155,980	¥4,652,941	¥25,066,738	¥327,501	¥340,276	¥340,276